UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21852
Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

July
Date of reporting period:
January 31, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Floating Rate Fund
Class A / RFRAX
Semi-Annual Shareholder Report | January 31, 2025
This semi-annual shareholder report contains important information about Columbia Floating Rate Fund (the Fund) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 51	0.99% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 798,695,031
Total number of portfolio holdings	375
Portfolio turnover for the reporting period	51%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the rating assigned by Moody’s Ratings, as available. If Moody's Ratings doesn't rate a bond, then the S&P rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Central Parent LLC 07/06/2029 7.579%	0.7%
TransDigm, Inc. 02/28/2031 6.829%	0.6%
WEC US Holdings Ltd. 01/27/2031 6.587%	0.6%
McAfee Corp. 03/01/2029 7.337%	0.6%
Triton Water Holdings, Inc. 03/31/2028 7.840%	0.6%
Proofpoint, Inc. 08/31/2028 7.357%	0.6%
UKG, Inc. 02/10/2031 7.300%	0.6%
Whatabrands LLC 08/03/2028 6.857%	0.6%
Nielsen Consumer, Inc. 03/06/2028 7.688%	0.6%
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd. 07/31/2031 7.312%	0.6%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Floating Rate Fund
Class C / RFRCX
Semi-Annual Shareholder Report | January 31, 2025
This semi-annual shareholder report contains important information about Columbia Floating Rate Fund (the Fund) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 89	1.74% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 798,695,031
Total number of portfolio holdings	375
Portfolio turnover for the reporting period	51%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the rating assigned by Moody’s Ratings, as available. If Moody's Ratings doesn't rate a bond, then the S&P rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Central Parent LLC 07/06/2029 7.579%	0.7%
TransDigm, Inc. 02/28/2031 6.829%	0.6%
WEC US Holdings Ltd. 01/27/2031 6.587%	0.6%
McAfee Corp. 03/01/2029 7.337%	0.6%
Triton Water Holdings, Inc. 03/31/2028 7.840%	0.6%
Proofpoint, Inc. 08/31/2028 7.357%	0.6%
UKG, Inc. 02/10/2031 7.300%	0.6%
Whatabrands LLC 08/03/2028 6.857%	0.6%
Nielsen Consumer, Inc. 03/06/2028 7.688%	0.6%
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd. 07/31/2031 7.312%	0.6%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Floating Rate Fund
Institutional Class / CFRZX
Semi-Annual Shareholder Report | January 31, 2025
This semi-annual shareholder report contains important information about Columbia Floating Rate Fund (the Fund) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 38	0.74% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 798,695,031
Total number of portfolio holdings	375
Portfolio turnover for the reporting period	51%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the rating assigned by Moody’s Ratings, as available. If Moody's Ratings doesn't rate a bond, then the S&P rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Central Parent LLC 07/06/2029 7.579%	0.7%
TransDigm, Inc. 02/28/2031 6.829%	0.6%
WEC US Holdings Ltd. 01/27/2031 6.587%	0.6%
McAfee Corp. 03/01/2029 7.337%	0.6%
Triton Water Holdings, Inc. 03/31/2028 7.840%	0.6%
Proofpoint, Inc. 08/31/2028 7.357%	0.6%
UKG, Inc. 02/10/2031 7.300%	0.6%
Whatabrands LLC 08/03/2028 6.857%	0.6%
Nielsen Consumer, Inc. 03/06/2028 7.688%	0.6%
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd. 07/31/2031 7.312%	0.6%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Floating Rate Fund
Institutional 2 Class / RFRFX
Semi-Annual Shareholder Report | January 31, 2025
This semi-annual shareholder report contains important information about Columbia Floating Rate Fund (the Fund) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 37	0.72% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 798,695,031
Total number of portfolio holdings	375
Portfolio turnover for the reporting period	51%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit
quality, determined by using the rating assigned by Moody’s Ratings, as available. If Moody's Ratings doesn't rate a bond, then the S&P rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Central Parent LLC 07/06/2029 7.579%	0.7%
TransDigm, Inc. 02/28/2031 6.829%	0.6%
WEC US Holdings Ltd. 01/27/2031 6.587%	0.6%
McAfee Corp. 03/01/2029 7.337%	0.6%
Triton Water Holdings, Inc. 03/31/2028 7.840%	0.6%
Proofpoint, Inc. 08/31/2028 7.357%	0.6%
UKG, Inc. 02/10/2031 7.300%	0.6%
Whatabrands LLC 08/03/2028 6.857%	0.6%
Nielsen Consumer, Inc. 03/06/2028 7.688%	0.6%
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd. 07/31/2031 7.312%	0.6%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings
, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Floating Rate Fund
Institutional 3 Class / CFRYX
Semi-Annual Shareholder Report | January 31, 2025
This semi-annual shareholder report contains important information about Columbia Floating Rate Fund (the Fund) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 34	0.67% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 798,695,031
Total number of portfolio holdings	375
Portfolio turnover for the reporting period	51%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the rating assigned by Moody’s Ratings, as available. If Moody's Ratings doesn't rate a bond, then the S&P rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Central Parent LLC 07/06/2029 7.579%	0.7%
TransDigm, Inc. 02/28/2031 6.829%	0.6%
WEC US Holdings Ltd. 01/27/2031 6.587%	0.6%
McAfee Corp. 03/01/2029 7.337%	0.6%
Triton Water Holdings, Inc. 03/31/2028 7.840%	0.6%
Proofpoint, Inc. 08/31/2028 7.357%	0.6%
UKG, Inc. 02/10/2031 7.300%	0.6%
Whatabrands LLC 08/03/2028 6.857%	0.6%
Nielsen Consumer, Inc. 03/06/2028 7.688%	0.6%
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd. 07/31/2031 7.312%	0.6%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Floating Rate Fund
Semi-Annual Financial Statements and Additional Information
January 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Floating Rate Fund | 2025

Portfolio of Investments
January 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 1.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ares XXVII CLO Ltd.(a),(b)
Series 2024-2A Class DR3
3-month Term SOFR + 3.000% Floor 3.000% 10/28/2034	7.553%	3,000,000	3,040,737
Bain Capital Credit CLO(a),(b)
Series 2019-1A Class DR2
3-month Term SOFR + 3.100% Floor 3.100% 04/19/2034	7.393%	2,000,000	2,011,288
Elmwood CLO Ltd.(a),(b)
Series 2022-5A Class D1RR
3-month Term SOFR + 2.950% Floor 2.950% 07/17/2037	7.598%	2,000,000	2,037,352
Palmer Square CLO Ltd.(a),(b)
Series 2023-1A Class D1R
3-month Term SOFR + 2.650% Floor 2.650% 01/20/2038	7.000%	3,000,000	3,001,773
TCW CLO Ltd.(a),(b)
Series 2018-1A Class D1R3
3-month Term SOFR + 3.500% 10/25/2035	7.783%	2,000,000	2,019,248
Total Asset-Backed Securities — Non-Agency (Cost $12,029,586)			12,110,398

Common Stocks 0.6%
Issuer	Shares	Value ($)
Communication Services 0.4%
Diversified Telecommunication Services 0.3%
Windstream Services LLC(c)	139,708	2,820,355
Media 0.1%
Clear Channel Outdoor Holdings, Inc.(c)	198,952	270,575
iHeartMedia, Inc., Class A(c)	84,607	187,828
Star Tribune Co. (The)(c),(d),(e)	1,098	—
Total		458,403
Total Communication Services		3,278,758
Consumer Discretionary 0.0%
Household Durables 0.0%
Serta Simmons Bedding LLC(c)	394	3,841
Total Consumer Discretionary		3,841
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 0.1%
Oil, Gas & Consumable Fuels 0.1%
New Frontera Holdings(c)	64,498	548,233
Southcross Energy Partners LLC(c),(d),(e)	107,918	0
Southcross Energy Partners LLC, Class A(c),(d),(e)	2,041,444	2
Total		548,235
Total Energy		548,235
Financials 0.0%
Financial Services 0.0%
Bright Bidco BV(c)	4,398	2,555
Total Financials		2,555
Health Care 0.0%
Health Care Providers & Services 0.0%
Envision Healthcare(c)	33,311	395,568
Total Health Care		395,568
Industrials 0.0%
Construction & Engineering 0.0%
McDermott International Ltd.(c)	1,475	14,010
Machinery 0.0%
TNT Crane and Rigging, Inc.(c)	60,744	79,726
Total Industrials		93,736
Information Technology 0.1%
Communications Equipment 0.0%
Riverbed Technology, Inc.(c),(e)	8,710	1,132
Software 0.1%
Avaya Holdings Corp.(c)	11,843	73,646
Avaya Holdings Corp.(c)	57,166	355,487
Total		429,133
Total Information Technology		430,265
Materials 0.0%
Containers & Packaging 0.0%
Flint Group Packaging(c),(d),(e)	1,684,573	2
Total Materials		2
Total Common Stocks (Cost $6,976,768)		4,752,960
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)

Convertible Preferred Stocks —%
Issuer		Shares	Value ($)
Information Technology —%
Communications Equipment —%
Riverbed Technology, Inc.(d),(e)	7.000%	9,297	0
Total Information Technology			0
Total Convertible Preferred Stocks (Cost $201,433)			0

Corporate Bonds & Notes 1.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 0.2%
IHO Verwaltungs GmbH(a),(f)
05/15/2029	6.375%	1,500,000	1,469,816
Chemicals 0.2%
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	1,000,000	949,193
WR Grace Holdings LLC(a)
08/15/2029	5.625%	1,000,000	932,159
Total			1,881,352
Finance Companies 0.7%
Navient Corp.
03/15/2029	5.500%	1,500,000	1,438,125
OneMain Finance Corp.
09/15/2030	4.000%	1,500,000	1,344,016
Provident Funding Associates LP/PFG Finance Corp.(a)
09/15/2029	9.750%	1,500,000	1,566,193
United Wholesale Mortgage LLC(a)
04/15/2029	5.500%	1,250,000	1,211,567
Total			5,559,901
Food and Beverage 0.0%
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	200,000	197,372
Gaming 0.2%
CCM Merger, Inc.(a)
05/01/2026	6.375%	2,000,000	1,997,784
Independent Energy 0.2%
SM Energy Co.(a)
08/01/2029	6.750%	1,500,000	1,501,828
Technology 0.1%
NCR Corp.(a)
04/15/2029	5.125%	583,000	556,126
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 0.2%
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	1,500,000	1,307,116
Total Corporate Bonds & Notes (Cost $14,136,504)			14,471,295

Exchange-Traded Fixed Income Funds 1.0%
	Shares	Value ($)
Floating Rate 0.5%
Invesco Senior Loan ETF	190,000	3,999,500
Sector 0.5%
SPDR Blackstone Senior Loan ETF	95,000	3,986,200
Total Exchange-Traded Fixed Income Funds (Cost $7,984,750)		7,985,700

Rights 0.1%
Issuer	Shares	Value ($)
Communication Services 0.1%
Diversified Telecommunication Services 0.1%
Windstream Holdings II LLC(c),(d),(e)	42,150	547,950
Total Communication Services		547,950
Total Rights (Cost $547,950)		547,950

Senior Loans 89.4%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.9%
Bleriot US Bidco, Inc.(b),(g)
Term Loan
3-month Term SOFR + 2.750% 10/31/2030	7.079%	748,125	751,065
Goat Holdco LLC(b),(g),(h)
Tranche B Term Loan
3-month Term SOFR + 3.000% 12/10/2031	7.311%	1,197,282	1,199,677
TransDigm, Inc.(b),(g)
Tranche J Term Loan
3-month Term SOFR + 2.500% 02/28/2031	6.829%	5,130,428	5,149,513
Total			7,100,255
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Floating Rate Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.6%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(b),(g)
Term Loan
3-month Term SOFR + 4.750% Floor 0.750% 04/20/2028	9.305%	2,547,810	2,607,531
American Airlines, Inc.(b),(g)
Term Loan
6-month Term SOFR + 2.250% 06/04/2029	6.959%	2,264,192	2,265,890
Total			4,873,421
Automotive 1.2%
American Axle & Manufacturing, Inc.(b),(g)
Tranche B Term Loan
6-month Term SOFR + 3.000% Floor 0.500% 12/13/2029	7.354%	2,616,427	2,618,075
Clarios Global LP(b),(g)
1st Lien Term Loan
1-month Term SOFR + 2.500% 05/06/2030	6.812%	3,853,621	3,846,877
Clarios Global LP(b),(g),(h)
Tranche B Term Loan
3-month Term SOFR + 2.750% 01/15/2032	7.065%	364,936	365,392
First Brands Group LLC(b),(g)
1st Lien Term Loan
3-month Term SOFR + 5.000% Floor 1.000% 09/15/2031	9.552%	1,192,421	1,168,573
1st Lien Term Loan
3-month Term SOFR + 5.000% Floor 1.000% 03/30/2027	9.552%	1,640,585	1,609,824
Total			9,608,741
Brokerage/Asset Managers/Exchanges 4.2%
Allspring Buyer LLC(b),(g)
Term Loan
3-month Term SOFR + 3.000% 11/01/2030	7.375%	1,945,677	1,950,794
Aretec Group, Inc.(b),(g)
Tranche B3 1st Lien Term Loan
1-month Term SOFR + 3.500% 08/09/2030	7.812%	1,857,705	1,865,674
Focus Financial Partners LLC(b),(g),(h)
Term Loan
1-month Term SOFR + 3.250% 09/15/2031	7.562%	1,830,647	1,832,200
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche B8 Term Loan
3-month Term SOFR + 2.750% 09/15/2031	7.041%	422,294	425,604
GTCR Everest Borrower LLC(b),(g),(h)
Term Loan
3-month Term SOFR + 2.750% 09/05/2031	7.079%	2,500,000	2,504,175
Guggenheim Partners Investment Management Holdings LLC(b),(g)
Tranche B Term Loan
3-month Term SOFR + 2.500% 11/26/2031	6.829%	2,250,000	2,259,855
HighTower Holding LLC(b),(g)
Term Loan
3-month Term SOFR + 3.500% 04/21/2028	8.071%	1,707,115	1,707,832
Jane Street Group LLC(b),(g)
Term Loan
3-month Term SOFR + 2.000% 12/15/2031	6.395%	1,766,392	1,763,389
Jefferies Finance LLC(b),(g)
Term Loan
1-month Term SOFR + 3.000% 10/21/2031	7.302%	2,671,666	2,683,368
June Purchaser LLC(b),(g),(h),(i)
Delayed Draw Term Loan
3-month Term SOFR + 0.375% 11/28/2031	0.375%	237,910	240,389
June Purchaser LLC(b),(g)
Term Loan
3-month Term SOFR + 3.250% 11/28/2031	7.579%	1,427,459	1,442,333
Osaic Holdings, Inc.(b),(g),(h)
Tranche B4 Term Loan
1-month Term SOFR + 3.500% 08/17/2028	7.812%	4,299,843	4,320,612
PEX Holdings LLC(b),(g),(h)
Term Loan
3-month Term SOFR + 2.750% 11/26/2031	7.079%	4,084,721	4,094,933
Russell Investments US Institutional Holdco, Inc.(b),(g)
Term Loan
3-month Term SOFR + 6.500% Floor 1.000% 05/30/2027	10.791%	4,190,012	4,027,648
VFH Parent LLC(b),(g)
Tranche B1 Term Loan
1-month Term SOFR + 2.750% 06/21/2031	7.062%	2,232,625	2,237,649
Total			33,356,455
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 4.1%
Cornerstone Building Brands, Inc.(b),(g)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 04/12/2028	7.656%	1,814,176	1,726,878
Tranche C Term Loan
1-month Term SOFR + 4.500% Floor 0.500% 05/15/2031	8.806%	178,862	172,938
Covia Holdings LLC(b),(g)
Term Loan
1-month Term SOFR + 4.000% Floor 1.000% 07/31/2026	8.430%	3,080,573	3,074,165
Foundation Building Materials, Inc.(b),(g)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 01/31/2028	7.802%	2,969,231	2,914,092
Term Loan
3-month Term SOFR + 4.000% 01/29/2031	8.552%	465,493	456,961
Gulfside Supply, Inc.(b),(g)
Term Loan
3-month Term SOFR + 3.000% 06/17/2031	7.326%	1,905,410	1,913,451
Johnstone Supply LLC(b),(g)
Term Loan
1-month Term SOFR + 2.500% 06/09/2031	6.799%	2,729,774	2,736,953
Kodiak BP LLC(b),(g),(h)
Term Loan
3-month Term SOFR + 3.750% 12/04/2031	8.046%	3,361,935	3,361,465
LBM Acquisition LLC (b),(g)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 06/06/2031	8.152%	1,893,331	1,868,017
Madison Safety & Flow LLC(b),(g)
1st Lien Term Loan
1-month Term SOFR + 3.250% 09/26/2031	7.562%	783,172	788,803
Park River Holdings, Inc.(b),(g)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.750% 12/28/2027	7.822%	1,122,357	1,098,506
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Quikrete Holdings, Inc.(b),(g),(h)
Tranche B Term Loan
3-month Term SOFR + 2.250% 01/31/2032		1,093,405	1,098,052
Quikrete Holdings, Inc.(b),(g)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.500% 04/14/2031	6.812%	1,924,696	1,926,621
Tranche B2 1st Lien Term Loan
1-month Term SOFR + 2.250% 03/19/2029	6.562%	1,487,582	1,490,900
Smyrna Ready Mix Concrete LLC(b),(g),(h)
Tranche B Term Loan
3-month Term SOFR + 3.000% 04/02/2029	7.302%	1,700,000	1,708,500
Specialty Building Products Holdings LLC(b),(g)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/15/2028	8.162%	999,958	995,378
Standard Building Solutions, Inc.(b),(g)
Term Loan
1-month Term SOFR + 1.750% Floor 0.500% 09/22/2028	6.050%	1,101,308	1,104,116
White Cap Supply Holdings LLC(b),(g)
Tranche C Term Loan
1-month Term SOFR + 3.250% 10/19/2029	7.562%	4,255,419	4,262,313
Total			32,698,109
Cable and Satellite 1.9%
Charter Communications Operating LLC(b),(g)
Tranche B5 Term Loan
3-month Term SOFR + 2.250% 12/15/2031	6.560%	1,215,856	1,214,336
CSC Holdings LLC(b),(g)
Term Loan
1-month Term SOFR + 4.500% 01/18/2028	8.806%	2,734,749	2,674,940
DIRECTV Financing LLC(b),(g)
Term Loan
3-month Term SOFR + 5.000% Floor 0.750% 08/02/2027	9.552%	1,039,548	1,040,328
Iridium Communications, Inc.(b),(g)
Tranche B4 Term Loan
1-month Term SOFR + 2.250% Floor 0.750% 09/20/2030	6.562%	2,728,539	2,712,632
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Floating Rate Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Sunrise Financing Partner(b),(g),(h)
Term Loan
3-month Term SOFR + 2.500% 02/29/2032		1,896,624	1,891,882
Telesat Canada(b),(g)
Tranche B5 Term Loan
3-month Term SOFR + 2.750% 12/07/2026	7.526%	4,156,122	2,433,410
UPC Financing Partnership(b),(g)
Tranche AX Term Loan
1-month Term SOFR + 2.925% 01/31/2029	7.346%	1,368,895	1,369,072
Virgin Media Bristol LLC(b),(g)
Tranche Q Term Loan
1-month Term SOFR + 3.250% 01/31/2029	7.671%	1,975,000	1,945,375
Total			15,281,975
Chemicals 3.7%
A-AP Buyer, Inc.(b),(g)
Term Loan
1-month Term SOFR + 3.250% 09/09/2031	7.562%	941,445	947,329
Herens Holdco SARL(b),(g)
Tranche B Term Loan
3-month Term SOFR + 3.950% Floor 0.750% 07/03/2028	8.354%	1,931,234	1,880,752
Ineos Quattro Holdings UK Ltd.(b),(g)
Tranche B Term Loan
1-month Term SOFR + 4.250% 04/02/2029	8.662%	2,630,621	2,633,910
Ineos US Finance LLC(b),(g)
Term Loan
1-month Term SOFR + 3.250% 02/19/2030	8.597%	1,492,491	1,491,565
Ineos US Finance LLC(b),(g),(h)
Term Loan
1-month Term SOFR + 3.000% 02/07/2031	7.312%	2,036,008	2,034,318
Innophos Holdings, Inc.(b),(g)
Term Loan
1-month Term SOFR + 4.250% 02/05/2027	8.676%	2,644,824	2,650,959
Nouryon Finance BV(b),(g)
Tranche B1 Term Loan
6-month Term SOFR + 3.250% 04/03/2028	8.628%	1,640,239	1,652,032
Tranche B2 Term Loan
3-month Term SOFR + 3.250% 04/03/2028	7.809%	1,257,619	1,266,272
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Olympus Water US Holding Corp.(b),(g)
Tranche B6 Term Loan
3-month Term SOFR + 3.000% 06/20/2031	7.337%	2,318,386	2,320,959
PMHC II, Inc.(b),(g)
Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 04/23/2029	8.689%	2,041,870	2,012,100
Sparta US Holdco LLC(b),(g)
Term Loan
1-month Term SOFR + 3.000% 08/02/2030	7.345%	1,940,000	1,954,143
Tronox Finance LLC(b),(g),(h)
Tranche B Term Loan
3-month Term SOFR + 2.500% 09/30/2031	7.185%	1,250,000	1,252,062
Tronox Finance LLC(b),(g)
Tranche B2 1st Lien Term Loan
3-month Term SOFR + 2.250% 04/04/2029	6.601%	865,694	866,456
USALCO LLC(b),(g),(h),(i)
Term Loan
3-month Term SOFR + 0.000% Floor 0.500% 09/30/2031	1.000%	110,981	112,125
USALCO LLC(b),(g)
Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 09/30/2031	8.312%	1,077,166	1,088,272
Windsor Holdings III LLC(b),(g)
Tranche B Term Loan
1-month Term SOFR + 3.500% 08/01/2030	7.802%	3,636,793	3,662,542
WR Grace Holdings LLC(b),(g)
Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 09/22/2028	7.579%	1,723,350	1,736,275
Total			29,562,071
Construction Machinery 0.1%
Columbus McKinnon Corp.(b),(e),(g)
Term Loan
3-month Term SOFR + 2.500% Floor 0.500% 05/14/2028	6.829%	1,037,517	1,042,705
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 3.9%
AlixPartners LLP(b),(g)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 02/04/2028	6.926%	2,411,080	2,418,313
Allied Universal Holdco LLC(b),(g)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 05/12/2028	8.162%	1,969,466	1,975,748
Arches Buyer, Inc.(b),(g)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	7.662%	2,552,566	2,500,443
Conservice Midco LLC(b),(g)
1st Lien Term Loan
1-month Term SOFR + 3.500% 05/13/2027	7.857%	3,362,320	3,370,726
Corporation Service Co.(b),(g)
Tranche B Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 11/02/2029	6.299%	2,637,575	2,640,318
Cushman & Wakefield US Borrower LLC(b),(g)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 01/31/2030	7.562%	1,960,890	1,971,518
Ensemble RCM LLC(b),(g)
Tranche B Term Loan
3-month Term SOFR + 3.000% 08/01/2029	7.291%	1,439,951	1,451,197
Fleet Midco I Ltd.(b),(g)
Tranche B2 Term Loan
6-month Term SOFR + 2.750% 02/21/2031	7.578%	2,459,319	2,474,690
GBT Group Services BV(b),(g),(h)
Term Loan
3-month Term SOFR + 3.000% 07/25/2031	7.300%	2,000,000	2,005,000
Go Daddy Operating Co. LLC/GD Finance, Inc.(b),(g)
Tranche B8 Term Loan
1-month Term SOFR + 1.750% 11/09/2029	6.062%	933,531	934,427
OMNIA Partners LLC(b),(g)
Term Loan
3-month Term SOFR + 2.750% 07/25/2030	7.050%	1,995,000	2,003,100
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
PG Polaris Bidco SARL(b),(g)
Term Loan
3-month Term SOFR + 3.000% 03/26/2031	7.329%	2,990,431	3,008,583
Prime Security Services Borrower LLC(b),(g)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.000% 10/13/2030	6.326%	1,473,100	1,476,194
Raven Acquisition Holdings LLC(b),(g)
Term Loan
1-month Term SOFR + 3.250% 11/19/2031	7.562%	2,262,236	2,269,316
Raven Acquisition Holdings LLC(b),(g),(h),(i)
Term Loan
3-month Term SOFR + 0.000% 11/19/2031	3.250%	161,588	162,094
WW International, Inc.(b),(g)
Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 04/13/2028	8.052%	2,871,875	629,429
Total			31,291,096
Consumer Products 2.4%
AI Aqua Merger Sub, Inc.(b),(g)
Tranche B Term Loan
1-month Term SOFR + 3.000% 07/31/2028	7.337%	1,746,733	1,750,558
1-month Term SOFR + 3.000% Floor 0.500% 07/31/2028	7.337%	1,234,280	1,236,983
Bombardier Recreational Products, Inc.(b),(g)
Term Loan
1-month Term SOFR + 2.750% 01/22/2031	7.062%	979,865	980,022
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 12/13/2029	7.062%	2,902,207	2,903,426
Recess Holdings, Inc.(b),(g)
Term Loan
3-month Term SOFR + 3.750% 02/21/2030	8.047%	1,863,752	1,881,234
SRAM LLC(b),(g)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 05/18/2028	7.176%	2,443,158	2,466,075
SWF Holdings I Corp.(b),(g),(h),(i)
Delayed Draw Term Loan
3-month Term SOFR + 0.500% 12/19/2029	0.500%	150,486	152,115
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Floating Rate Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
SWF Holdings I Corp.(b),(g)
Tranche A1 Term Loan
1-month Term SOFR + 4.500% 12/19/2029	8.812%	112,864	114,087
Tranche A2 Term Loan
1-month Term SOFR + 4.000% Floor 0.750% 10/06/2028	8.426%	1,192,129	1,047,583
Thor Industries, Inc.(b),(e),(g)
Tranche B3 Term Loan
1-month Term SOFR + 2.250% 11/15/2030	6.562%	489,475	493,758
Topgolf Callaway Brands Corp.(b),(g)
Term Loan
1-month Term SOFR + 3.000% Floor 0.100% 03/15/2030	7.312%	2,379,878	2,377,403
Weber-Stephen Products LLC(b),(g)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 10/30/2027	7.676%	3,997,785	3,982,154
Total			19,385,398
Diversified Manufacturing 4.1%
CD&R Hydra Buyer, Inc.(b),(g)
Term Loan
1-month Term SOFR + 4.000% 03/25/2031	8.412%	1,209,475	1,214,918
DXP Enterprises, Inc.(b),(g)
Term Loan
1-month Term SOFR + 3.750% Floor 1.000% 10/11/2030	8.062%	2,597,768	2,628,084
Dynamo Midco BV(b),(g)
Tranche B Term Loan
6-month Term SOFR + 4.000% 09/30/2031	8.245%	730,984	738,754
EMRLD Borrower LP(b),(g)
Term Loan
1-month Term SOFR + 2.500% 08/04/2031	6.829%	600,547	602,475
Tranche B Term Loan
6-month Term SOFR + 2.500% 05/31/2030	6.933%	2,492,815	2,499,321
Filtration Group Corp.(b),(g),(h)
Tranche B Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 10/21/2028	7.313%	3,391,255	3,416,223
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Gates Corp.(b),(g)
Tranche B4 Term Loan
1-month Term SOFR + 1.750% Floor 0.500% 11/16/2029	6.062%	984,887	985,911
Hobbs & Associates LLC(b),(g)
Delayed Draw Term Loan
3-month Term SOFR + 3.250% 07/23/2031	7.645%	136,023	136,703
Term Loan
1-month Term SOFR + 3.250% 07/23/2031	7.562%	1,363,636	1,370,454
Husky Injection Molding Systems Ltd./Yukon Acquisition, Inc.(b),(g)
Term Loan
6-month Term SOFR + 4.500% 02/15/2029	8.785%	2,053,174	2,069,435
Madison IAQ LLC(b),(g)
Term Loan
6-month Term SOFR + 2.500% 06/21/2028	6.762%	3,622,642	3,628,076
NVENT Thermal LLC(b),(g),(h)
Tranche B Term Loan
3-month Term SOFR + 3.500% 09/12/2031	8.449%	1,636,238	1,650,047
TK Elevator Midco GmbH(b),(g)
Tranche B2 Term Loan
6-month Term SOFR + 3.500% Floor 0.500% 04/30/2030	7.737%	4,477,655	4,508,910
Vertiv Group Corp.(b),(g)
Tranche B3 Term Loan
1-month Term SOFR + 1.750% 03/02/2027	6.087%	1,864,690	1,869,352
WEC US Holdings Ltd.(b),(g)
Term Loan
1-month Term SOFR + 2.250% 01/27/2031	6.587%	5,085,002	5,098,121
Total			32,416,784
Electric 3.4%
Alpha Generation LLC(b),(g)
Tranche B Term Loan
1-month Term SOFR + 2.750% 09/30/2031	7.062%	1,566,344	1,573,784
Calpine Construction Finance Co. LP(b),(g)
Term Loan
1-month Term SOFR + 2.000% 07/31/2030	6.312%	1,389,943	1,390,555
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Calpine Corp.(b),(g)
Term Loan
1-month Term SOFR + 1.750% 01/31/2031	6.062%	995,000	994,383
1-month Term SOFR + 1.750% 02/15/2032	6.062%	1,435,897	1,434,289
Carroll County Energy LLC(b),(g)
Term Loan
3-month Term SOFR + 3.250% 06/30/2031	7.579%	2,874,443	2,894,219
Compass Power Generation LLC(b),(g)
Tranche B3 Term Loan
1-month Term SOFR + 3.750% 04/14/2029	8.062%	971,062	975,917
Cornerstone Generation(b),(g),(h)
Tranche B Term Loan
3-month Term SOFR + 3.250% 10/28/2031	8.054%	1,787,918	1,797,983
EFS Cogen Holdings I LLC(b),(g)
Tranche B Term Loan
3-month Term SOFR + 3.500% Floor 1.000% 10/03/2031	7.805%	3,180,173	3,194,929
Hamilton Projects Acquiror LLC(b),(g)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 05/31/2031	7.312%	2,799,276	2,819,095
Nautilus Power LLC(b),(g),(h)
Term Loan
3-month Term SOFR + 5.250% Floor 2.000% 11/16/2026	9.840%	2,247,574	2,243,371
New Frontera Holdings LLC(b),(g)
1st Lien Term Loan
3-month Term SOFR + 0.000% Floor 1.000% 07/28/2026	18.596%	979,319	1,341,667
2nd Lien Term Loan
3-month Term SOFR + 1.500% Floor 1.000% 07/28/2028	6.090%	3,442,275	3,339,007
Oregon Clean Energy LLC(b),(g)
Tranche B Term Loan
3-month Term SOFR + 3.500% 07/12/2030	7.789%	1,180,333	1,187,285
South Field Energy LLC(b),(g)
Tranche B Term Loan
3-month Term SOFR + 3.750% 08/29/2031	8.079%	1,022,973	1,026,809
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche C Term Loan
3-month Term SOFR + 3.750% 08/29/2031	8.079%	63,770	64,010
West Deptford Energy Holdings LLC(b),(g),(h)
Term Loan
1-month Term SOFR + 3.750% 08/03/2026	8.162%	1,196,670	1,113,753
Total			27,391,056
Environmental 1.3%
AAL Delaware Holdco, Inc.(b),(g)
Term Loan
1-month Term SOFR + 2.750% 07/30/2031	7.062%	975,090	980,268
EnergySolutions LLC/Envirocare of Utah LLC (b),(g)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 09/20/2030	7.562%	3,162,909	3,162,910
Northstar Group Services, Inc.(b),(g)
Tranche B Term Loan
3-month Term SOFR + 4.750% Floor 0.500% 05/31/2030	9.079%	1,345,384	1,355,811
Reworld Holding Corp.(b),(g)
Tranche B1 Term Loan
1-month Term SOFR + 2.250% 11/30/2028	6.552%	3,160,605	3,167,368
Tranche C1 Term Loan
1-month Term SOFR + 2.250% 11/30/2028	6.552%	242,820	243,339
Tidal Waste & Recycling Holdings LLC(b),(g)
Term Loan
3-month Term SOFR + 3.500% 10/24/2031	7.829%	1,732,056	1,742,881
Total			10,652,577
Food and Beverage 2.6%
A-AG US GSI Bidco, Inc.(b),(g),(h)
Term Loan
3-month Term SOFR + 5.000% 10/31/2031	9.329%	2,164,733	2,175,557
Aramark Intermediate HoldCo Corp.(b),(g)
Tranche B7 Term Loan
1-month Term SOFR + 2.000% 04/06/2028	6.312%	1,023,518	1,027,612
Aramark Intermediate HoldCo Corp.(b),(g),(h)
Tranche B8 Term Loan
1-month Term SOFR + 2.000% 06/22/2030	6.312%	417,690	419,361
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Floating Rate Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aspire Bakeries Holdings LLC(b),(g)
Term Loan
1-month Term SOFR + 4.250% 12/23/2030	8.562%	1,255,880	1,274,719
CHG PPC Parent LLC(b),(g)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/08/2028	7.426%	1,242,608	1,249,604
Del Monte Foods Corp. II, Inc.(b),(e),(g)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 05/16/2029	10.750%	2,629,364	920,277
Golden State Foods LLC(b),(g)
Term Loan
1-month Term SOFR + 4.250% 12/04/2031	8.576%	2,372,929	2,399,031
Naked Juice LLC(b),(g)
2nd Lien Term Loan
3-month Term SOFR + 6.000% Floor 0.500% 01/24/2030	10.429%	1,000,000	322,500
Primary Products Finance LLC(b),(g)
Tranche B Term Loan
3-month Term SOFR + 3.250% 04/01/2029	7.546%	3,930,277	3,930,277
Triton Water Holdings, Inc.(b),(g)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 03/31/2028	7.840%	4,775,078	4,791,504
Utz Quality Foods LLC(b),(g)
1st Lien Term Loan
1-month Term SOFR + 2.500% 01/29/2032	6.813%	2,060,931	2,066,413
Total			20,576,855
Gaming 4.2%
Caesars Entertainment, Inc.(b),(g)
Tranche B Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 02/06/2030	6.562%	2,628,628	2,635,199
ECL Entertainment LLC(b),(g)
Tranche B Term Loan
1-month Term SOFR + 3.500% 08/30/2030	7.812%	1,995,137	2,006,370
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Entain PLC(b),(g)
Tranche B3 Term Loan
3-month Term SOFR + 2.750% Floor 0.500% 10/31/2029	7.079%	3,226,935	3,241,327
Fertitta Entertainment LLC(b),(g)
Tranche B Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 01/27/2029	7.812%	2,621,191	2,633,537
Flutter Entertainment PLC(b),(g)
Tranche B Term Loan
3-month Term SOFR + 1.750% 11/30/2030	6.079%	2,908,077	2,906,012
HRNI Holdings LLC(b),(e),(g)
Tranche B Term Loan
1-month Term SOFR + 4.250% Floor 0.750% 12/11/2028	8.662%	4,325,963	4,358,408
Jack Ohio Finance LLC(b),(g),(h)
Tranche B Term Loan
3-month Term SOFR + 4.250% 01/28/2032	8.562%	823,038	827,154
Light and Wonder International, Inc.(b),(g)
Tranche B2 Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 04/15/2029	6.551%	1,884,802	1,890,306
Ontario Gaming GTA LP(b),(g)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 08/01/2030	8.579%	3,972,899	3,985,334
PCI Gaming Authority(b),(g)
Tranche B Term Loan
1-month Term SOFR + 2.000% 07/18/2031	6.312%	2,754,629	2,751,351
Penn Entertainment, Inc.(b),(g)
Tranche B Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 05/03/2029	6.812%	1,969,697	1,980,904
Scientific Games Holdings LP (b),(g)
Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 04/04/2029	7.296%	4,554,846	4,569,239
Total			33,785,141
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 3.9%
Agiliti Health, Inc.(b),(g)
Term Loan
6-month Term SOFR + 3.000% 05/01/2030	7.279%	1,091,738	1,073,998
Auris Luxembourg III SARL(b),(g)
Tranche B6 Term Loan
6-month Term SOFR + 3.750% 02/28/2029	8.177%	1,990,012	2,016,539
CHG Healthcare Services, Inc.(b),(g)
1st Lien Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 09/29/2028	8.276%	1,645,081	1,655,988
Element Materials Technology Group US Holdings, Inc./EM Midco 2 LLC(b),(g)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.750% Floor 0.500% 07/06/2029	8.079%	2,733,314	2,748,347
Medline Borrower LP(b),(g)
Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 10/23/2028	6.562%	3,155,943	3,169,545
Parexel International, Inc.(b),(g)
Tranche B Term Loan
1-month Term SOFR + 2.500% 11/15/2028	6.812%	3,710,879	3,725,462
Pluto Acquisition I, Inc.(b),(g)
Tranche A Term Loan
3-month Term SOFR + 5.500% 06/20/2028	9.837%	777,784	792,367
Tranche B Term Loan
3-month Term SOFR + 4.000% 09/20/2028	8.523%	2,870,203	2,610,105
Resonetics LLC(b),(g)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.750% 06/18/2031	7.603%	498,750	502,151
Southern Veterinary Partners LLC(b),(g)
1st Lien Term Loan
3-month Term SOFR + 3.250% 12/04/2031	7.715%	2,577,826	2,595,561
Star Parent, Inc.(b),(g)
Term Loan
3-month Term SOFR + 4.000% 09/27/2030	8.329%	2,315,207	2,284,022
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Surgery Center Holdings, Inc.(b),(g)
Term Loan
1-month Term SOFR + 2.750% 12/19/2030	7.061%	3,126,532	3,136,756
Team Health Holdings, Inc.(b),(g)
Term Loan
3-month Term SOFR + 5.250% Floor 1.000% 03/02/2027	9.537%	1,602,458	1,554,737
Upstream Newco, Inc.(b),(g)
1st Lien Term Loan
3-month Term SOFR + 4.250% 11/20/2026	8.802%	3,887,159	3,291,608
Total			31,157,186
Leisure 2.5%
Alterra Mountain Co.(b),(g)
Tranche B6 Term Loan
1-month Term SOFR + 2.750% 08/17/2028	7.062%	2,966,981	2,983,685
Bulldog Purchaser, Inc.(b),(g)
1st Lien Term Loan
3-month Term SOFR + 3.750% 06/27/2031	8.046%	1,689,330	1,692,505
Carnival Corp.(b),(g)
Term Loan
1-month Term SOFR + 2.000% 08/08/2027	6.302%	344,521	345,706
1-month Term SOFR + 2.000% 10/18/2028	6.302%	3,403,593	3,407,848
Cinemark USA, Inc.(b),(g)
Term Loan
3-month Term SOFR + 2.750% 05/24/2030	7.079%	3,814,200	3,842,807
Crown Finance US, Inc.(b),(g)
Term Loan
1-month Term SOFR + 5.250% 12/02/2031	9.587%	1,435,393	1,432,206
Endeavor Group Holdings, Inc.(b),(g),(h)
Tranche B Term Loan
3-month Term SOFR + 3.250% 01/27/2032	7.555%	618,471	619,244
Motion Acquisition Ltd.(b),(g)
Tranche B Term Loan
3-month Term SOFR + 3.500% 11/12/2029	7.829%	3,304,622	3,257,994
William Morris Endeavor Entertainment LLC/IMG Worldwide Holdings LLC(b),(g)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.750% 05/18/2025	7.176%	2,223,000	2,222,533
Total			19,804,528
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Floating Rate Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Lodging 1.0%
Hilton Grand Vacations Borrower LLC(b),(g)
Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 08/02/2028	6.312%	1,747,451	1,749,862
Playa Resorts Holding BV(b),(g)
Term Loan
1-month Term SOFR + 2.750% 01/05/2029	7.062%	3,330,446	3,341,003
Travel + Leisure Co.(b),(g)
Term Loan
3-month Term SOFR + 2.500% Floor 0.500% 12/14/2029	6.927%	2,917,981	2,927,348
Total			8,018,213
Media and Entertainment 4.0%
Cengage Learning, Inc.(b),(g)
Term Loan
3-month Term SOFR + 3.500% 03/24/2031	7.936%	4,407,151	4,427,071
CMG Media Corp.(b),(g)
Tranche B2 1st Lien Term Loan
3-month Term SOFR + 3.500% 06/18/2029	7.929%	2,423,092	2,234,696
Creative Artists Agency LLC(b),(g)
Term Loan
1-month Term SOFR + 2.750% 10/01/2031	7.062%	3,148,390	3,156,702
Dotdash Meredith, Inc.(b),(g)
Tranche B1 Term Loan
1-month Term SOFR + 3.500% 12/01/2028	7.837%	1,468,440	1,478,543
E.W. Scripps Co. (The)(b),(g)
Tranche B2 Term Loan
1-month Term SOFR + 2.563% 05/01/2026	6.989%	710,593	689,986
Tranche B3 Term Loan
1-month Term SOFR + 3.000% Floor 0.750% 01/07/2028	7.426%	814,500	728,505
Emerald X, Inc.(b),(g),(h)
Term Loan
1-month Term SOFR + 3.750% 01/23/2032	8.060%	1,750,000	1,758,750
Gray Television, Inc.(b),(g)
Tranche D Term Loan
1-month Term SOFR + 3.000% 12/01/2028	7.452%	2,910,000	2,670,216
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Hubbard Radio LLC(b),(g)
Term Loan
1-month Term SOFR + 4.500% Floor 1.000% 09/30/2027	8.812%	1,991,461	1,372,874
iHeartCommunications, Inc.(b),(g)
Term Loan
3-month Term SOFR + 5.775% 05/01/2029	10.391%	1,618,044	1,433,992
Plano Holdco, Inc.(b),(g)
Term Loan
3-month Term SOFR + 3.500% 10/02/2031	7.829%	815,976	821,076
Playtika Holding Corp.(b),(g)
Tranche B1 Term Loan
1-month Term SOFR + 2.750% 03/13/2028	7.176%	4,029,172	4,042,830
Sinclair Television Group, Inc.(b),(g)
Tranche B3 Term Loan
1-month Term SOFR + 3.000% 04/01/2028	7.426%	1,186,254	1,012,765
StubHub Holdco Sub LLC(b),(g)
Tranche B Term Loan
1-month Term SOFR + 4.750% 03/15/2030	9.062%	3,352,264	3,358,566
United Talent Agency(b),(g),(h)
Tranche B Term Loan
3-month Term SOFR + 3.750% Floor 0.750% 07/07/2028	9.068%	1,000,000	1,006,250
Univision Communications, Inc.(b),(e),(g)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/31/2029	7.676%	2,049,197	2,036,389
Total			32,229,211
Midstream 3.2%
AL GCX Holdings LLC(b),(g)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 05/17/2029	7.056%	1,981,799	1,982,790
CQP Holdco LP(b),(g)
Term Loan
3-month Term SOFR + 2.000% 12/31/2030	6.329%	3,972,079	3,978,395
Epic Crude Services LP(b),(g)
Term Loan
3-month Term SOFR + 3.000% 10/15/2031	7.302%	2,479,201	2,499,134
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
GIP Pilot Acquisition Partners LP(b),(g)
Term Loan
3-month Term SOFR + 2.000% 10/04/2030	6.302%	2,875,985	2,886,770
ITT Holdings LLC(b),(g)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 10/11/2030	7.062%	3,596,955	3,614,939
NGP XI Midstream Holdings LLC(b),(e),(g)
Term Loan
3-month Term SOFR + 3.500% 07/25/2031	7.829%	1,149,156	1,159,211
Oryx Midstream Services Permian Basin LLC(b),(g)
Term Loan
1-month Term SOFR + 2.250% 10/05/2028	6.552%	2,663,498	2,672,661
Rockpoint Gas Storage Partners LP(b),(g)
Term Loan
3-month Term SOFR + 3.500% 09/18/2031	7.985%	1,656,171	1,664,452
Traverse Midstream Partners LLC(b),(g)
Term Loan
3-month Term SOFR + 3.000% 02/16/2028	7.291%	3,378,605	3,395,498
WhiteWater DBR Holdco LLC(b),(g)
Tranche B1 Term Loan
3-month Term SOFR + 2.250% 03/03/2031	6.625%	1,936,228	1,942,288
Total			25,796,138
Oil Field Services 0.8%
ChampionX Corp.(b),(g)
Tranche B2 Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 06/07/2029	7.163%	1,975,000	1,976,244
Goodnight Water Solutions Holdings LLC(b),(e),(g)
Term Loan
1-month Term SOFR + 4.500% 06/04/2029	8.812%	1,400,168	1,407,169
Lealand Finance Co. BV(b),(g)
Term Loan
1-month Term SOFR + 3.000% 06/30/2027	7.426%	33,314	16,657
1-month Term SOFR + 1.000% 12/31/2027	5.426%	495,352	196,491
MRC Global US, Inc.(b),(g)
Term Loan
6-month Term SOFR + 3.500% 10/29/2031	7.931%	2,716,651	2,730,234
Total			6,326,795
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Other Financial Institutions 2.2%
19th Holdings Golf LLC(b),(g)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 02/07/2029	7.676%	1,231,061	1,203,362
AL GCX Holdings LLC(b),(g),(h)
Tranche B Term Loan
3-month Term SOFR + 2.250% 01/21/2032	6.299%	132,937	132,771
Chrysaor Bidco SARL(b),(g),(h),(i)
Delayed Draw Term Loan
3-month Term SOFR + 1.000% Floor 0.500% 10/30/2031	1.000%	33,328	33,673
Chrysaor Bidco SARL(b),(g)
Tranche B Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 10/30/2031	7.789%	450,650	455,319
Citco Funding LLC(b),(g)
Term Loan
6-month Term SOFR + 2.750% Floor 0.500% 04/27/2028	7.308%	1,555,798	1,571,076
Dechra Finance US LLC(b),(g),(h)
Tranche B Term Loan
3-month Term SOFR + 3.250% 12/04/2031	7.856%	4,326,713	4,351,072
FinCo I LLC(b),(g)
Term Loan
1-month Term SOFR + 2.250% 02/29/2032	6.562%	1,828,220	1,836,593
Hunter Douglas Holding BV(b),(g)
Tranche B1 Term Loan
3-month Term SOFR + 3.250% 01/17/2032	7.553%	2,003,100	2,011,453
IGT Holding IV AB(b),(g)
Tranche B2 Term Loan
3-month Term SOFR + 3.400% Floor 0.500% 03/31/2028	7.710%	2,996,576	3,009,701
Sophos Holdings SARL(b),(g),(h)
1st Lien Term Loan
1-month Term SOFR + 3.500% 03/05/2027	8.237%	760,190	765,892
Trans Union LLC(b),(g)
Tranche B9 Term Loan
1-month Term SOFR + 1.750% 06/24/2031	6.062%	1,848,121	1,848,213
Total			17,219,125
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Floating Rate Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Other Industry 1.8%
Artera Services LLC(b),(g)
Tranche C 1st Lien Term Loan
3-month Term SOFR + 4.500% 02/15/2031	8.829%	1,682,673	1,668,589
Bach Finance Ltd.(b),(g)
Term Loan
3-month Term SOFR + 3.250% 01/09/2032	7.496%	500,000	506,875
Brand Industrial Services, Inc.(b),(g)
Tranche C Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/01/2030	9.071%	964,053	949,235
Catawba Nation Gaming Authority(b),(g),(h)
Term Loan
3-month Term SOFR + 4.750% 12/16/2031	9.303%	3,204,547	3,225,922
Grant Thornton Advisors LLC(b),(g),(h)
Term Loan
3-month Term SOFR + 2.750% 06/02/2031	7.055%	3,502,047	3,511,887
Grant Thornton Advisors LLC(b),(g),(h),(i)
Term Loan
3-month Term SOFR + 0.000% 06/02/2031	7.233%	35,031	35,130
Hillman Group, Inc. (The)(b),(g)
Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 07/14/2028	6.303%	1,357,263	1,359,896
WireCo WorldGroup, Inc.(b),(g)
Term Loan
3-month Term SOFR + 3.750% 11/13/2028	8.040%	3,595,378	3,343,701
Total			14,601,235
Other REIT 0.1%
OEG Borrower LLC(b),(g)
Term Loan
3-month Term SOFR + 3.500% 06/30/2031	7.851%	599,151	598,402
Packaging 2.8%
Anchor Packaging LLC(b),(g),(h)
1st Lien Term Loan
1-month Term SOFR + 3.250% 07/18/2029	7.552%	2,752,440	2,770,799
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Charter Next Generation, Inc.(b),(g)
1st Lien Term Loan
1-month Term SOFR + 3.000% 11/29/2030	7.326%	4,287,027	4,313,349
Clydesdale Acquisition Holdings, Inc.(b),(g)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.175% Floor 0.500% 04/13/2029	7.487%	3,995,703	4,004,933
Flint Group Packaging Inks North America Holdings LLC(b),(g)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 0.100% 12/30/2027	4.652%	1,683,175	1,465,204
Tranche B 2nd Lien Term Loan
3-month Term SOFR + 0.100% 12/31/2027	4.652%	2,244,604	390,561
Tranche B Term Loan
3-month Term SOFR + 4.250% 12/31/2026	8.802%	2,985,289	2,843,488
Mauser Packaging Solutions Holding Co.(b),(g)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 04/15/2027	7.337%	1,364,453	1,371,275
Pactiv Evergreen, Inc.(b),(g)
Tranche B4 Term Loan
1-month Term SOFR + 2.500% 09/24/2028	6.812%	1,665,191	1,670,053
Tosca Services LLC(b),(g)
Tranche A Term Loan
1-month Term SOFR + 5.500% 11/30/2028	9.799%	1,566,580	1,617,494
Tranche B Term Loan
1-month Term SOFR + 1.500% 11/30/2028	5.899%	1,936,919	1,667,687
Total			22,114,843
Paper 0.3%
Verde Purchaser LLC(b),(g)
Term Loan
3-month Term SOFR + 4.500% 11/30/2030	8.829%	2,218,680	2,219,879
Property & Casualty 4.4%
Acrisure LLC(b),(g)
Tranche B6 1st Lien Term Loan
1-month Term SOFR + 3.000% 11/06/2030	7.312%	2,899,043	2,901,305
Alliant Holdings Intermediate LLC(b),(g)
Term Loan
1-month Term SOFR + 2.750% 09/19/2031	7.052%	3,383,052	3,392,795
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
AmWINS Group, Inc.(b),(g),(h)
Tranche B Term Loan
1-month Term SOFR + 2.250% 01/23/2032	6.556%	3,000,000	3,003,833
AssuredPartners, Inc.(b),(g)
Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 02/14/2031	7.812%	3,268,096	3,269,958
Asurion LLC(b),(g)
Tranche B12 1st Lien Term Loan
1-month Term SOFR + 4.250% 09/19/2030	8.676%	858,931	857,188
Tranche B8 Term Loan
1-month Term SOFR + 3.250% 12/23/2026	7.676%	794,628	794,080
Asurion LLC (b),(g)
Tranche B11 Term Loan
1-month Term SOFR + 4.250% 08/19/2028	8.662%	492,481	492,865
Broadstreet Partners, Inc.(b),(g)
Tranche B Term Loan
1-month Term SOFR + 3.000% 06/13/2031	7.312%	3,313,404	3,328,678
Hub International Ltd.(b),(g)
Term Loan
3-month Term SOFR + 2.750% Floor 0.750% 06/20/2030	7.037%	4,436,929	4,452,015
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd.(b),(g),(h)
Term Loan
1-month Term SOFR + 3.000% 07/31/2031	7.312%	4,616,348	4,640,861
Truist Insurance Holdings LLC(b),(g)
1st Lien Term Loan
3-month Term SOFR + 2.750% 05/06/2031	7.079%	3,011,755	3,015,520
USI, Inc.(b),(g)
Tranche C Term Loan
3-month Term SOFR + 2.250% 09/29/2030	6.579%	2,026,722	2,026,154
Tranche D Term Loan
3-month Term SOFR + 2.250% 11/21/2029	6.579%	2,959,694	2,958,392
Total			35,133,644
Restaurants 1.3%
Dave & Busters, Inc.(b),(g)
Tranche B Term Loan
3-month Term SOFR + 3.250% 11/01/2031	7.625%	855,204	829,189
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Dave & Buster’s, Inc.(b),(g)
Tranche B Term Loan
3-month Term SOFR + 3.250% 06/29/2029	7.625%	2,081,912	2,019,725
IRB Holding Corp.(b),(g)
Tranche B Term Loan
1-month Term SOFR + 2.500% 12/15/2027	6.812%	2,696,336	2,704,425
Whatabrands LLC(b),(g)
Tranche B Term Loan
1-month Term SOFR + 2.500% 08/03/2028	6.812%	4,655,622	4,671,358
Total			10,224,697
Retailers 1.6%
Belron Finance 2019 LLC(b),(g)
Term Loan
3-month Term SOFR + 2.750% Floor 0.500% 10/16/2031	7.273%	2,276,598	2,294,242
Great Outdoors Group LLC(b),(g)
Tranche B3 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/23/2032	7.552%	3,707,211	3,728,824
Harbor Freight Tools USA, Inc.(b),(g)
Term Loan
1-month Term SOFR + 2.500% 06/11/2031	6.862%	1,219,256	1,211,636
PetSmart LLC(b),(g)
Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/11/2028	8.162%	2,362,040	2,365,583
Restoration Hardware, Inc.(b),(g)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 10/20/2028	6.926%	992,308	986,106
1-month Term SOFR + 3.250% Floor 0.500% 10/20/2028	7.662%	2,395,454	2,390,471
Total			12,976,862
Technology 19.1%
Adeia, Inc.(b),(g)
Tranche B Term Loan
1-month Term SOFR + 2.500% 06/08/2028	6.810%	2,927,232	2,929,661
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Floating Rate Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Ahead DB Holdings LLC(b),(g)
Tranche B3 1st Lien Term Loan
3-month Term SOFR + 3.500% Floor 0.750% 02/01/2031	7.829%	1,990,000	2,004,089
Applied Systems, Inc.(b),(g)
Tranche B1 1st Lien Term Loan
3-month Term SOFR + 3.000% 02/24/2031	7.329%	1,492,500	1,506,231
Ascend Learning LLC(b),(g)
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	10.162%	1,996,853	1,987,867
Ascend Learning LLC(b),(g),(h)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/11/2028	7.312%	4,136,878	4,129,763
athenahealth Group, Inc.(b),(g)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 02/15/2029	7.312%	4,546,010	4,547,419
Atlas CC Acquisition Corp.(b),(g)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 05/25/2028	9.026%	2,884,681	1,981,055
Tranche C 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 05/25/2028	9.026%	586,715	402,926
Avaya, Inc.(b),(g)
Term Loan
1-month Term SOFR + 7.500% Floor 1.000% 08/01/2028	11.812%	1,801,835	1,506,027
Barracuda Parent LLC(b),(g)
1st Lien Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/15/2029	8.791%	1,620,941	1,421,873
BCPE Pequod Buyer, Inc.(b),(g)
Term Loan
3-month Term SOFR + 3.500% 11/25/2031	7.791%	2,097,697	2,119,996
Boost Newco Borrower LLC(b),(g)
Tranche B1 Term Loan
3-month Term SOFR + 2.500% 01/31/2031	6.829%	4,057,883	4,067,013
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Boxer Parent Co., Inc.(b),(g),(h)
Term Loan
3-month Term SOFR + 3.000% 07/30/2031	7.291%	2,996,521	3,007,458
Camelot US Acquisition LLC(b),(g)
Term Loan
1-month Term SOFR + 2.750% 01/31/2031	7.062%	3,603,496	3,607,100
Central Parent LLC(b),(g)
1st Lien Term Loan
3-month Term SOFR + 3.250% 07/06/2029	7.579%	5,872,317	5,599,724
Cloud Software Group, Inc.(b),(g)
Term Loan
3-month Term SOFR + 3.750% 03/21/2031	8.079%	1,288,723	1,297,486
Tranche B1 Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 03/30/2029	7.829%	3,979,929	4,004,366
Cloudera, Inc.(b),(g)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/08/2028	8.162%	2,278,651	2,271,245
Coherent Corp.(b),(g)
Tranche B2 Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 07/02/2029	6.312%	2,736,663	2,744,353
CoreLogic, Inc.(b),(g)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 06/02/2028	7.926%	3,628,125	3,611,109
Cotiviti, Inc.(b),(g)
Term Loan
1-month Term SOFR + 2.750% 05/01/2031	7.087%	3,928,968	3,953,524
DCert Buyer, Inc.(b),(g)
1st Lien Term Loan
1-month Term SOFR + 4.000% 10/16/2026	8.312%	3,838,511	3,701,092
DS Admiral Bidco LLC(b),(g)
Term Loan
1-month Term SOFR + 4.250% 06/26/2031	8.562%	997,500	928,922
Dun & Bradstreet Corp. (The)(b),(g)
Tranche B2 Term Loan
1-month Term SOFR + 2.250% 01/18/2029	6.561%	2,578,413	2,582,049
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Ellucian Holdings, Inc.(b),(g),(h)
1st Lien Term Loan
1-month Term SOFR + 3.000% 10/09/2029	7.312%	3,754,403	3,774,339
Flash Charm, Inc.(b),(g)
1st Lien Term Loan
3-month Term SOFR + 3.500% Floor 0.750% 03/02/2028	8.071%	3,594,762	3,418,403
Fortress Intermediate 3, Inc.(b),(g)
Term Loan
1-month Term SOFR + 3.500% 06/27/2031	7.812%	2,990,884	2,992,768
Genesys Cloud Services Holdings I LLC(b),(g),(h)
Tranche B Term Loan
1-month Term SOFR + 2.500% 01/24/2032	6.810%	2,300,000	2,308,704
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(b),(g)
Tranche B Term Loan
3-month Term SOFR + 3.500% 07/18/2030	7.829%	2,516,484	2,531,583
ICON Parent I, Inc.(b),(g)
1st Lien Term Loan
3-month Term SOFR + 3.000% 11/13/2031	7.516%	1,331,383	1,337,295
Idemia Group SAS(b),(e),(g)
Tranche B5 Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 09/30/2028	8.579%	3,302,576	3,335,602
Informatica LLC(b),(g)
Tranche B Term Loan
1-month Term SOFR + 2.250% 10/27/2028	6.562%	2,622,658	2,635,772
Ingram Micro, Inc.(b),(g)
Tranche B1 Term Loan
3-month Term SOFR + 2.750% 09/22/2031	7.077%	1,583,194	1,595,068
ION Trading Finance Ltd.(b),(g)
Tranche B Term Loan
3-month Term SOFR + 3.500% 04/01/2028	7.829%	2,018,018	2,019,793
Leia Finco US LLC(b),(g)
1st Lien Term Loan
3-month Term SOFR + 3.250% 10/09/2031	7.535%	2,407,393	2,408,260
Loyalty Ventures, Inc.(e),(g),(j)
Tranche B Term Loan
11/03/2027	14.000%	2,716,857	190,180
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Lummus Technology Holdings V LLC(b),(g)
Tranche B Term Loan
1-month Term SOFR + 3.000% 12/31/2029	7.312%	3,712,771	3,732,486
McAfee Corp.(b),(g)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/01/2029	7.337%	5,006,409	5,017,673
Mitchell International, Inc.(b),(g),(h)
1st Lien Term Loan
1-month Term SOFR + 3.250% 06/17/2031	7.562%	3,726,888	3,722,565
Mitnick Corporate Purchaser, Inc.(b),(g)
Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 05/02/2029	8.891%	1,180,740	1,087,167
MYOB US Borrower LLC(b),(g)
1st Lien Term Loan
1-month Term SOFR + 4.000% 05/06/2026	8.311%	1,559,250	1,542,192
Natel Engineering Co., Inc.(b),(g)
Term Loan
1-month Term SOFR + 6.250% Floor 1.000% 04/30/2026	10.676%	2,794,243	2,621,000
Neptune BidCo US, Inc.(b),(g)
Tranche A 1st Lien Term Loan
3-month Term SOFR + 4.750% 10/11/2028	9.139%	1,533,734	1,284,825
Nielsen Consumer, Inc.(b),(g)
Term Loan
1-month Term SOFR + 3.500% 03/06/2028	7.812%	4,662,825	4,668,654
Peraton Corp.(b),(g)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/01/2028	8.162%	1,889,908	1,765,892
PointClickCare Technologies, Inc.(b),(g)
Term Loan
3-month Term SOFR + 3.250% 11/03/2031	7.579%	2,000,000	2,012,500
Project Boost Purchaser LLC(b),(g)
1st Lien Term Loan
3-month Term SOFR + 3.000% 07/16/2031	7.308%	3,287,759	3,311,036
Proofpoint, Inc.(b),(g),(h)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 08/31/2028	7.312%	4,715,214	4,741,006
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Floating Rate Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Rackspace Finance LLC(b),(g)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.750% 05/15/2028	7.162%	2,877,212	1,657,102
Riverbed Technology LLC(b),(g)
Term Loan
3-month Term SOFR + 2.500% 07/01/2028	6.829%	449,771	269,862
Sabre GLBL, Inc.(b),(g)
Term Loan
1-month Term SOFR + 6.000% Floor 0.500% 11/15/2029	10.412%	2,039,200	2,036,651
Tranche B Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 06/30/2028	8.662%	192,575	187,279
Tranche B1 Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/17/2027	7.926%	300,157	290,852
Tranche B2 Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/17/2027	7.926%	170,691	165,399
1-month Term SOFR + 6.000% Floor 0.500% 11/15/2029	10.412%	417,336	406,903
Sovos Compliance LLC(b),(g)
1st Lien Term Loan
1-month Term SOFR + 4.500% Floor 0.500% 08/11/2028	8.926%	4,316,702	4,339,364
SS&C Technologies Holdings, Inc.(b),(g)
Tranche B8 Term Loan
1-month Term SOFR + 2.000% 05/09/2031	6.312%	1,088,227	1,091,089
Thunder Generation Funding LLC(b),(g)
Term Loan
3-month Term SOFR + 3.000% 10/03/2031	7.329%	1,327,427	1,336,055
UKG, Inc.(b),(g)
1st Lien Term Loan
3-month Term SOFR + 3.000% 02/10/2031	7.300%	4,653,352	4,679,178
Ultra Clean Holdings, Inc.(b),(g)
Term Loan
1-month Term SOFR + 3.250% 02/25/2028	7.562%	2,401,951	2,418,957
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Virtusa Corp.(b),(g)
Tranche B2 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 02/15/2029	7.562%	3,383,304	3,406,581
VS Buyer LLC(b),(g)
Term Loan
1-month Term SOFR + 2.750% 04/12/2031	7.049%	600,992	603,625
Total			152,856,008
Transportation Services 1.1%
Apple Bidco LLC(b),(g)
1st Lien Term Loan
1-month Term SOFR + 3.500% 09/22/2028	7.812%	1,496,212	1,505,055
Brown Group Holding LLC(b),(g)
Tranche B2 Term Loan
3-month Term SOFR + 2.500% Floor 0.500% 07/01/2031	6.847%	3,106,489	3,114,473
First Student Bidco, Inc.(b),(g)
Tranche B Term Loan
3-month Term SOFR + 2.500% 01/31/2032	6.892%	2,089,836	2,093,618
Tranche B2 Term Loan
3-month Term SOFR + 2.500% Floor 0.500% 02/29/2032	6.892%	1,165,060	1,167,157
Tranche C Term Loan
3-month Term SOFR + 2.500% 09/15/2031	6.892%	639,096	640,253
Total			8,520,556
Wireless 0.7%
Altice France SA(b),(g)
Tranche B14 Term Loan
3-month Term SOFR + 5.500% 08/15/2028	9.802%	2,302,264	1,939,658
Crown Subsea Communications Holding, Inc.(b),(g)
Term Loan
1-month Term SOFR + 4.000% Floor 0.750% 01/30/2031	8.337%	3,659,841	3,689,595
Total			5,629,253
Total Senior Loans (Cost $724,306,582)			714,449,214
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)

Money Market Funds 10.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.511%(k),(l)	81,432,662	81,424,519
Total Money Market Funds (Cost $81,416,359)		81,424,519
Total Investments in Securities (Cost: $847,599,932)		835,742,036
Other Assets & Liabilities, Net		(37,047,005)
Net Assets		798,695,031
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2025, the total value of these securities amounted to $23,799,552, which represents 2.98% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of January 31, 2025.
(c)	Non-income producing investment.
(d)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2025, the total value of these securities amounted to $547,954, which represents 0.07% of total net assets.

(e)	Valuation based on significant unobservable inputs.
(f)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(g)
The stated interest rate represents the weighted average interest rate at January 31, 2025 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(h)	Represents a security purchased on a forward commitment basis.
(i)
At January 31, 2025, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
Chrysaor Bidco SARL Delayed Draw Term Loan 10/30/2031 1.000%	33,328
Grant Thornton Advisors LLC Term Loan 06/02/2031 7.233%	35,031
June Purchaser LLC Delayed Draw Term Loan 11/28/2031 0.375%	237,910
Raven Acquisition Holdings LLC Term Loan 11/19/2031 3.250%	161,588
SWF Holdings I Corp. Delayed Draw Term Loan 12/19/2029 0.500%	150,486
USALCO LLC Term Loan 09/30/2031 1.000%	110,981

(j)	Represents a security in default.
(k)	The rate shown is the seven-day current annualized yield at January 31, 2025.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Floating Rate Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(l)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.511%
	30,662,393	192,429,872	(141,673,139)	5,393	81,424,519	144	1,298,619	81,432,662
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	12,110,398	—	12,110,398
Common Stocks
Communication Services	458,403	2,820,355	0 *	3,278,758
Consumer Discretionary	—	3,841	—	3,841
Energy	—	548,233	2	548,235
Financials	—	2,555	—	2,555
Health Care	—	395,568	—	395,568
Industrials	—	93,736	—	93,736
Information Technology	—	429,133	1,132	430,265
Materials	—	—	2	2
Total Common Stocks	458,403	4,293,421	1,136	4,752,960
Convertible Preferred Stocks
Information Technology	—	—	0 *	0 *
Total Convertible Preferred Stocks	—	—	0 *	0 *
Corporate Bonds & Notes	—	14,471,295	—	14,471,295
Exchange-Traded Fixed Income Funds	7,985,700	—	—	7,985,700
Rights
Communication Services	—	—	547,950	547,950
Total Rights	—	—	547,950	547,950
Senior Loans	—	699,505,515	14,943,699	714,449,214
Money Market Funds	81,424,519	—	—	81,424,519
Total Investments in Securities	89,868,622	730,380,629	15,492,785	835,742,036

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 07/31/2024 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 01/31/2025 ($)
Common Stocks	4	—	—	(2,700)	—	—	3,832	—	1,136
Convertible Preferred Stocks	2,370	—	—	(2,370)	—	—	—	—	0
Rights	—	—	—	—	547,950	—	—	—	547,950
Senior Loans	8,336,596	(252)	9,390	(722,917)	—	(3,627,977)	16,249,985	(5,301,126)	14,943,699
Total	8,338,970	(252)	9,390	(727,987)	547,950	(3,627,977)	16,253,817	(5,301,126)	15,492,785
(a) Change in unrealized appreciation (depreciation) relating to securities held at January 31, 2025 was $(711,085), which is comprised of Common Stocks of $(2,700), Convertible Preferred Stocks of $(2,370) and Senior Loans of $(706,015).
Financial assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer and/or utilizing a market approach. As a result, management concluded that the market input(s) were generally unobservable.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable, and observable market data to value these assets as of period end.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Floating Rate Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Fair value measurements   (continued)
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. The following table is a summary of valuation technique(s) used to value the Fund’s investments at January 31, 2025:
	Valuation Technique	Value ($)
Common Stocks
Communication Services	Market Approach	0
Energy	Market Approach	2
Information Technology	Single Market Quotes from Broker	1,132
Materials	Market Approach	2
Convertible Preferred Stocks
Information Technology	Market Approach	0
Rights
Communication Services	Market Approach	547,950
Senior Loans	Single Market Quotes from Broker	14,943,699
Total		15,492,785
The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would have resulted in a significantly higher (lower) fair value measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | 2025

Statement of Assets and Liabilities
January 31, 2025 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $766,183,573)	$754,317,517
Affiliated issuers (cost $81,416,359)	81,424,519
Cash	4,716,206
Receivable for:
Investments sold	190,594
Investments sold on a delayed delivery basis	12,496,458
Capital shares sold	5,282,563
Dividends	251,618
Interest	3,183,708
Expense reimbursement due from Investment Manager	1,328
Prepaid expenses	5,492
Other assets	86,915
Total assets	861,956,918
Liabilities
Payable for:
Investments purchased	997,500
Investments purchased on a delayed delivery basis	51,774,382
Capital shares redeemed	5,461,356
Distributions to shareholders	4,834,470
Management services fees	14,096
Distribution and/or service fees	2,049
Transfer agent fees	41,744
Compensation of chief compliance officer	65
Compensation of board members	522
Other expenses	5,548
Deferred compensation of board members	130,155
Total liabilities	63,261,887
Net assets applicable to outstanding capital stock	$798,695,031
Represented by
Paid in capital	924,295,779
Total distributable earnings (loss)	(125,600,748)
Total - representing net assets applicable to outstanding capital stock	$798,695,031
Class A
Net assets	$190,267,533
Shares outstanding	5,658,815
Net asset value per share	$33.62
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$34.66
Class C
Net assets	$27,850,219
Shares outstanding	828,159
Net asset value per share	$33.63
Institutional Class
Net assets	$333,426,409
Shares outstanding	9,930,200
Net asset value per share	$33.58
Institutional 2 Class
Net assets	$153,407,837
Shares outstanding	4,544,321
Net asset value per share	$33.76
Institutional 3 Class
Net assets	$93,743,033
Shares outstanding	2,789,358
Net asset value per share	$33.61
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Floating Rate Fund  | 2025

Statement of Operations
Six Months Ended January 31, 2025 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$149,548
Dividends — affiliated issuers	1,298,619
Interest	30,623,531
Interfund lending	2,009
Total income	32,073,707
Expenses:
Management services fees	2,424,474
Distribution and/or service fees
Class A	245,430
Class C	141,005
Transfer agent fees
Class A	80,707
Advisor Class	3,544
Class C	11,600
Institutional Class	133,262
Institutional 2 Class	28,190
Institutional 3 Class	2,463
Custodian fees	7,566
Printing and postage fees	23,960
Registration fees	128,779
Accounting services fees	27,208
Legal fees	28,269
Compensation of chief compliance officer	65
Compensation of board members	9,480
Deferred compensation of board members	10,094
Other	47,061
Total expenses	3,353,157
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(217,326)
Total net expenses	3,135,831
Net investment income	28,937,876
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(818,024)
Investments — affiliated issuers	144
Net realized loss	(817,880)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	2,212,481
Investments — affiliated issuers	5,393
Net change in unrealized appreciation (depreciation)	2,217,874
Net realized and unrealized gain	1,399,994
Net increase in net assets resulting from operations	$30,337,870
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | 2025

Statement of Changes in Net Assets

	Six Months Ended January 31, 2025 (Unaudited)	Year Ended July 31, 2024
Operations
Net investment income	$28,937,876	$64,425,737
Net realized loss	(817,880)	(15,154,248)
Net change in unrealized appreciation (depreciation)	2,217,874	18,689,173
Net increase in net assets resulting from operations	30,337,870	67,960,662
Distributions to shareholders
Net investment income and net realized gains
Class A	(7,372,326)	(17,806,659)
Advisor Class	(345,351)	(1,345,686)
Class C	(952,955)	(2,044,448)
Institutional Class	(12,564,844)	(27,101,076)
Institutional 2 Class	(3,953,497)	(12,105,835)
Institutional 3 Class	(3,553,550)	(5,281,649)
Class R	—	(90,742)
Total distributions to shareholders	(28,742,523)	(65,776,095)
Increase in net assets from capital stock activity	43,323,327	15,935,554
Total increase in net assets	44,918,674	18,120,121
Net assets at beginning of period	753,776,357	735,656,236
Net assets at end of period	$798,695,031	$753,776,357
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Floating Rate Fund  | 2025

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	January 31, 2025 (Unaudited)		July 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	370,878	12,454,247	1,007,846	33,840,363
Distributions reinvested	212,268	7,123,746	513,824	17,259,810
Shares redeemed	(1,067,782)	(35,819,358)	(1,804,955)	(60,648,887)
Net decrease	(484,636)	(16,241,365)	(283,285)	(9,548,714)
Advisor Class
Shares sold	261,175	8,766,169	215,766	7,240,217
Distributions reinvested	8,295	277,439	40,098	1,344,835
Shares redeemed	(746,435)	(25,057,364)	(232,358)	(7,792,354)
Net increase (decrease)	(476,965)	(16,013,756)	23,506	792,698
Class C
Shares sold	116,825	3,924,177	286,958	9,638,317
Distributions reinvested	26,264	881,648	55,722	1,872,199
Shares redeemed	(155,044)	(5,209,013)	(261,478)	(8,782,604)
Net increase (decrease)	(11,955)	(403,188)	81,202	2,727,912
Institutional Class
Shares sold	2,468,354	82,804,138	4,963,763	166,590,674
Distributions reinvested	336,215	11,269,367	727,071	24,392,017
Shares redeemed	(2,924,589)	(97,896,704)	(3,993,033)	(133,975,930)
Net increase (decrease)	(120,020)	(3,823,199)	1,697,801	57,006,761
Institutional 2 Class
Shares sold	3,754,511	126,698,002	1,423,557	47,964,964
Distributions reinvested	111,007	3,742,154	358,560	12,093,402
Shares redeemed	(1,657,053)	(55,813,073)	(3,320,937)	(112,066,534)
Net increase (decrease)	2,208,465	74,627,083	(1,538,820)	(52,008,168)
Institutional 3 Class
Shares sold	156,191	5,241,109	2,212,647	74,443,958
Distributions reinvested	103,558	3,474,267	156,142	5,241,281
Shares redeemed	(105,442)	(3,537,624)	(1,830,849)	(61,410,576)
Net increase	154,307	5,177,752	537,940	18,274,663
Class R
Shares sold	—	—	14,200	476,794
Distributions reinvested	—	—	2,427	81,568
Shares redeemed	—	—	(55,513)	(1,867,960)
Net decrease	—	—	(38,886)	(1,309,598)
Total net increase	1,269,196	43,323,327	479,458	15,935,554
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Six Months Ended 1/31/2025 (Unaudited)	$33.54	1.28	0.07	1.35	(1.27)	(1.27)
Year Ended 7/31/2024	$33.43	2.79	0.17	2.96	(2.85)	(2.85)
Year Ended 7/31/2023	$33.27	2.42	0.23	2.65	(2.49)	(2.49)
Year Ended 7/31/2022	$35.28	1.15	(2.08)	(0.93)	(1.08)	(1.08)
Year Ended 7/31/2021(d)	$33.22	1.12	1.98	3.10	(1.04)	(1.04)
Year Ended 7/31/2020(d)	$35.88	1.48	(2.62)	(1.14)	(1.52)	(1.52)
Class C
Six Months Ended 1/31/2025 (Unaudited)	$33.54	1.15	0.08	1.23	(1.14)	(1.14)
Year Ended 7/31/2024	$33.44	2.53	0.16	2.69	(2.59)	(2.59)
Year Ended 7/31/2023	$33.28	2.17	0.23	2.40	(2.24)	(2.24)
Year Ended 7/31/2022	$35.29	0.89	(2.08)	(1.19)	(0.82)	(0.82)
Year Ended 7/31/2021(d)	$33.23	0.87	1.97	2.84	(0.78)	(0.78)
Year Ended 7/31/2020(d)	$35.89	1.24	(2.62)	(1.38)	(1.28)	(1.28)
Institutional Class
Six Months Ended 1/31/2025 (Unaudited)	$33.49	1.32	0.08	1.40	(1.31)	(1.31)
Year Ended 7/31/2024	$33.39	2.86	0.17	3.03	(2.93)	(2.93)
Year Ended 7/31/2023	$33.22	2.47	0.27	2.74	(2.57)	(2.57)
Year Ended 7/31/2022	$35.23	1.26	(2.10)	(0.84)	(1.17)	(1.17)
Year Ended 7/31/2021(d)	$33.18	1.21	1.96	3.17	(1.12)	(1.12)
Year Ended 7/31/2020(d)	$35.83	1.56	(2.61)	(1.05)	(1.60)	(1.60)
Institutional 2 Class
Six Months Ended 1/31/2025 (Unaudited)	$33.67	1.31	0.10	1.41	(1.32)	(1.32)
Year Ended 7/31/2024	$33.56	2.90	0.16	3.06	(2.95)	(2.95)
Year Ended 7/31/2023	$33.40	2.50	0.26	2.76	(2.60)	(2.60)
Year Ended 7/31/2022	$35.42	1.22	(2.05)	(0.83)	(1.19)	(1.19)
Year Ended 7/31/2021(d)	$33.35	1.22	1.99	3.21	(1.14)	(1.14)
Year Ended 7/31/2020(d)	$36.01	1.52	(2.54)	(1.02)	(1.64)	(1.64)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Floating Rate Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2025 (Unaudited)	$33.62	4.08%	1.05%	0.99%	7.56%	51%	$190,268
Year Ended 7/31/2024	$33.54	9.17%	1.02%	0.99%	8.29%	80%	$206,040
Year Ended 7/31/2023	$33.43	8.32%	1.05%	1.01%	7.27%	35%	$214,863
Year Ended 7/31/2022	$33.27	(2.70% )	1.04%	1.02% (c)	3.33%	35%	$249,880
Year Ended 7/31/2021 (d)	$35.28	9.35%	1.06%	1.02% (c)	3.24%	75%	$212,382
Year Ended 7/31/2020 (d)	$33.22	(3.11% )	1.05%	1.02% (c)	4.32%	37%	$204,715
Class C
Six Months Ended 1/31/2025 (Unaudited)	$33.63	3.73%	1.80%	1.74%	6.81%	51%	$27,850
Year Ended 7/31/2024	$33.54	8.32%	1.77%	1.74%	7.53%	80%	$28,181
Year Ended 7/31/2023	$33.44	7.50%	1.80%	1.76%	6.50%	35%	$25,376
Year Ended 7/31/2022	$33.28	(3.43% )	1.79%	1.77% (c)	2.56%	35%	$31,167
Year Ended 7/31/2021 (d)	$35.29	8.56%	1.81%	1.77% (c)	2.52%	75%	$30,173
Year Ended 7/31/2020 (d)	$33.23	(3.83% )	1.80%	1.77% (c)	3.56%	37%	$48,167
Institutional Class
Six Months Ended 1/31/2025 (Unaudited)	$33.58	4.25%	0.80%	0.74%	7.80%	51%	$333,426
Year Ended 7/31/2024	$33.49	9.40%	0.77%	0.74%	8.54%	80%	$336,602
Year Ended 7/31/2023	$33.39	8.62%	0.80%	0.76%	7.41%	35%	$278,860
Year Ended 7/31/2022	$33.22	(2.47% )	0.79%	0.77% (c)	3.66%	35%	$449,743
Year Ended 7/31/2021 (d)	$35.23	9.73%	0.81%	0.77% (c)	3.49%	75%	$249,552
Year Ended 7/31/2020 (d)	$33.18	(2.99% )	0.80%	0.77% (c)	4.59%	37%	$213,695
Institutional 2 Class
Six Months Ended 1/31/2025 (Unaudited)	$33.76	4.26%	0.79%	0.72%	7.71%	51%	$153,408
Year Ended 7/31/2024	$33.67	9.46%	0.74%	0.71%	8.58%	80%	$78,649
Year Ended 7/31/2023	$33.56	8.62%	0.78%	0.72%	7.54%	35%	$130,041
Year Ended 7/31/2022	$33.40	(2.44% )	0.75%	0.73%	3.50%	35%	$51,720
Year Ended 7/31/2021 (d)	$35.42	9.70%	0.77%	0.73%	3.51%	75%	$95,567
Year Ended 7/31/2020 (d)	$33.35	(2.80% )	0.77%	0.73%	4.51%	37%	$68,780
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | 2025

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 1/31/2025 (Unaudited)	$33.52	1.33	0.08	1.41	(1.32)	(1.32)
Year Ended 7/31/2024	$33.42	2.88	0.17	3.05	(2.95)	(2.95)
Year Ended 7/31/2023	$33.25	2.47	0.30	2.77	(2.60)	(2.60)
Year Ended 7/31/2022	$35.27	1.25	(2.07)	(0.82)	(1.20)	(1.20)
Year Ended 7/31/2021(d)	$33.21	1.23	1.99	3.22	(1.16)	(1.16)
Year Ended 7/31/2020(d)	$35.87	1.60	(2.62)	(1.02)	(1.64)	(1.64)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Floating Rate Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 1/31/2025 (Unaudited)	$33.61	4.29%	0.73%	0.67%	7.88%	51%	$93,743
Year Ended 7/31/2024	$33.52	9.48%	0.70%	0.67%	8.60%	80%	$88,333
Year Ended 7/31/2023	$33.42	8.70%	0.72%	0.68%	7.39%	35%	$70,077
Year Ended 7/31/2022	$33.25	(2.41% )	0.70%	0.68%	3.60%	35%	$130,619
Year Ended 7/31/2021 (d)	$35.27	9.82%	0.72%	0.68%	3.55%	75%	$139,132
Year Ended 7/31/2020 (d)	$33.21	(2.90% )	0.71%	0.69%	4.66%	37%	$75,271
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | 2025

Notes to Financial Statements
January 31, 2025 (Unaudited)
Note 1. Organization
Columbia Floating Rate Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
The Board of Trustees of the Fund approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund were converted to Institutional Class shares of the Fund. This was a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.
The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.

Columbia Floating Rate Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Columbia Floating Rate Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
Investments in senior loans
The Fund may invest in senior loan participations and assignments of all or a portion of a loan. When the Fund purchases a senior loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (Selling Participant), but not the borrower, and assumes the credit risk of the borrower, Selling Participant and any other parties positioned between the Fund and the borrower. In addition, the Fund may not directly benefit from the collateral supporting the senior loan that it has purchased from the Selling Participant. In contrast, when the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan participations and assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for loan participations and assignments and certain loan participations and assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan participations and assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

Columbia Floating Rate Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Columbia Floating Rate Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.66% to 0.40% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2025 was 0.65% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

Columbia Floating Rate Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended January 31, 2025, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.08
Advisor Class	0.03 (a)
Class C	0.08
Institutional Class	0.08
Institutional 2 Class	0.06
Institutional 3 Class	0.01

(a)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2025, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25% and 1.00% of the Fund’s average daily net assets attributable to Class A and Class C shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $928,000 for Class C shares. This amount is based on the most recent information available as of December 31, 2024, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2025, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.50 - 1.00 (a)	68,382
Class C	—	1.00 (b)	2,463

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Columbia Floating Rate Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	December 1, 2024 through November 30, 2025 (%)	Prior to December 1, 2024 (%)
Class A	1.00	1.00
Class C	1.75	1.75
Institutional Class	0.75	0.75
Institutional 2 Class	0.72	0.72
Institutional 3 Class	0.68	0.67
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2025, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
847,600,000	6,386,000	(18,244,000)	(11,858,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at July 31, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(13,165,921)	(98,741,536)	(111,907,457)

Columbia Floating Rate Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $396,428,747 and $367,862,993, respectively, for the six months ended January 31, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended January 31, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	1,700,000	5.26	8
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at January 31, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed.
Columbia Floating Rate Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended January 31, 2025.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Floating rate loan risk
Floating rate loans are generally subject to legal or contractual restrictions on resale, may trade infrequently on the secondary market, may trade only in the over-the-counter market and are typically subject to extended settlement periods. Each of these factors may result in increased liquidity risk and impaired value when the Fund needs to liquidate such loans. Additionally, portfolio managers may avoid the receipt of material, non-public information (Confidential Information) about the issuers of floating rate loans (including from the issuer itself) being considered for acquisition by the Fund, or held in the Fund. A decision not to receive Confidential Information may disadvantage the Fund and could adversely affect the Fund’s performance. Certain floating rate and other loans may not be fully collateralized and may decline in value. Because rates on certain floating rate loans reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can cause fluctuations in the Fund’s NAV.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise, though the values of floating rate instruments tend to move less in response to changes in interest rates than the values of fixed rate instruments. Debt instruments with floating coupon rates are typically less sensitive to interest rate changes, but these debt instruments may decline in value if their coupon rates do not keep pace with increases in interest rates. Because rates on certain floating rate loans and floating rate debt instruments reset only periodically, changes in interest rates (and particularly sudden and significant changes) can be expected to cause fluctuations in the Fund’s NAV. Because the Fund invests primarily in floating rate loans and floating rate debt securities, a decrease in interest rates will typically reduce the amount of income the Fund receives from such loans. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the Fund’s yield and may increase the risk that, if followed by rising interest rates, the Fund’s performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest

Columbia Floating Rate Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
rates. Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Liquidity risk
Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund’s investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Shareholder concentration risk
At January 31, 2025, affiliated shareholders of record owned 39.1% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Columbia Floating Rate Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia Floating Rate Fund  | 2025

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Floating Rate Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR149_07_R01_(03/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	March 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	March 25, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	March 25, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	March 25, 2025